EQUITY BASED COMPENSATION - Schedule of Share Based Payment Award Stock Options Valuation Assumptions (Detail) - Two Thousand And Twenty One Incentive Award Plan [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Life (in years)			5 years 6 months
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected Life (in years)			6 years 3 months
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free Interest Rate	3.47%
Expected Volatility	42.00%	40.90%
Expected Life (in years)	6 years	6 years
Expected Dividend Yield	0.00%	0.00%	0.00%
Common Class A [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free Interest Rate		1.85%	0.97%
Expected Volatility			40.70%
Common Class A [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free Interest Rate		1.89%	1.34%
Expected Volatility			41.60%